Related parties - Additional information (Details) € / shares in Units, € in Thousands, SFr in Thousands					1 Months Ended		12 Months Ended
	Dec. 18, 2020 € / shares	Dec. 01, 2020 CHF (SFr)	Nov. 07, 2019 $ / shares	Nov. 07, 2019 EUR (€) € / shares shares	Jul. 31, 2020 $ / shares	Jul. 31, 2020 EUR (€) € / shares shares	Dec. 31, 2020 CHF (SFr) Options USD ($) shares	Dec. 31, 2020 EUR (€) $ / shares	Dec. 31, 2020 EUR (€) Options USD ($) € / shares shares	Dec. 31, 2019 EUR (€) Options € / shares shares	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)
Related parties
Share-based payment expenses									€ 3,486	€ 5,714	€ 5,521
Current receivables due from related parties										2,766
Payables due to holders of vested options										€ 2,769
Net offering proceeds, after deducting underwriting discounts, commissions and transaction costs									22,000
COVID Testing Supplies Purchases
Related parties
Payments for services									65
Payable for services								€ 75	75
COVID Testing Services
Related parties
Receivables of related to the exercise of options								€ 27	27
Revenues recognized in profit and loss									€ 127
Equity share option 2017 (Equity settled)
Related parties
Number of share options granted in share-based payment arrangement | Options										805,308
Exercise price of share options | € / shares									€ 0.12
2019 Plan
Related parties
Number of share options granted in share-based payment arrangement | Options							154,925		154,925
Exercise price of share options | (per share)	€ 0							€ 11.60
Number of other equity instruments granted in share-based payment arrangement | $							1,585,100		1,585,100
Supervisory board members
Related parties
Share-based payment expenses									€ 2,172		704	€ 0
Supervisory board members | Supervisory board activities
Related parties
Payments for services									€ 603		499	€ 341
Supervisory board members | 2019 Plan
Related parties
Number of other equity instruments granted in share-based payment arrangement | $							300,000		300,000
Member of the supervisory board | Corporate strategy services
Related parties
Payments for services									€ 0	€ 152	0
Member of the supervisory board and an entity controlled by a member of the supervisory board | Services
Related parties
Payments for services											€ 64
Key management personnel
Related parties
Additional share-based expenses									468
Severance payout									565
Accrued for key management compensation								€ 1,325	1,325	769
Receivables of related to the exercise of options								561	561	€ 0
Key management personnel | Equity share option 2017 (Equity settled)
Related parties
Number of share options granted in share-based payment arrangement | Options										440,475
Lock up period										6 months
Pension commitments for members of the management board								0	0
Exercise price of share options | € / shares										€ 0.12
Former CEO And Major Shareholder [Member] | Services
Related parties
Payments for services									11
Payable for services								€ 12	€ 12
Chief Executive Officer | 2019 Plan
Related parties
Number of share options granted in share-based payment arrangement | Options							154,925		154,925
Number of other equity instruments granted in share-based payment arrangement | Options							1,033,600		1,033,600
Value of other equity instruments granted under share based payment arrangement | SFr		SFr 1,400					SFr 1,400
Common shares
Related parties
Increase (decrease) in number of ordinary shares issued | shares				4,000,000			2,000,000		2,000,000	4,000,000
Public offering price (in dollars per share) | (per share)			$ 14.00	€ 12.58
Net offering proceeds, after deducting underwriting discounts, commissions and transaction costs				€ 42,000
Common shares | Follow-on public offering
Related parties
Total number of shares issued and sold in follow-on public offering | shares						3,500,000
Number of shares offered by existing shareholders | shares						1,500,000
Public offering price (in dollars per share) | (per share)					$ 14.00	€ 12.71
Net offering proceeds, after deducting underwriting discounts, commissions and transaction costs						€ 22,000
The Company | Common shares | Follow-on public offering
Related parties
Increase (decrease) in number of ordinary shares issued | shares						2,000,000